UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
100 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:

Funds Investor Services 1-800-822-5544
               or
Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

ITEM 1.	REPORT TO STOCKHOLDERS.

     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT / JUNE 30, 2009

Western Asset Money Market Fund Western Asset Government Money Market Fund

Managed by WESTERN ASSET

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Funds’ objective

Each Fund seeks maximum current income and preservation of capital.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

What’s inside

Letter from the chairman	I
Fund at a glance:
Western Asset Money Market Fund	1
Western Asset Government Money Market Fund	2
Fund expenses	3
Schedules of investments	5
Statements of assets and liabilities	15
Statements of operations	16
Statements of changes in net assets	17
Financial highlights	19
Notes to financial statements	24

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc.

Letter from the chairman

R. Jay Gerken, CFA Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy remained weak during the six-month reporting period ended June 30, 2009. Looking back, the U.S. Department of Commerce reported that third and fourth quarter 2008 U.S. gross domestic product (“GDP”)[i] contracted 2.7% and 5.4%, respectively. Economic contraction has continued in 2009 as GDP fell 6.4% during the first quarter and the advance estimate for the second quarter is a 1.0% decline. The economy’s more modest contraction in the second quarter was due, in part, to smaller declines in exports and business spending.

The U.S. recession, which began in December 2007, now has the dubious distinction of being the lengthiest since the Great Depression. Contributing to the economy’s troubles has been extreme weakness in the labor market. Since December 2007, approximately six and a half million jobs have been shed and we have experienced eighteen consecutive months of job losses. In addition, the unemployment rate continued to move steadily higher, rising from 9.4% in May to 9.5% in June 2009, to reach its highest rate since August 1983.

Another strain on the economy, the housing market, may finally be getting closer to reaching a bottom. After plunging late in 2008, new single-family home starts have been fairly stable in recent months and, while home prices have continued to fall, the pace of the decline has moderated somewhat. Other recent economic news also seemed to be “less negative.” Inflation remained low, manufacturing contracted at a slower pace and inventory levels were drawn down.

Ongoing issues related to the housing and subprime mortgage markets and seizing credit markets prompted the Federal Reserve Board (“Fed”)ii to take aggressive and, in some cases, unprecedented actions. After reducing the federal funds rateiii from 5.25% in August 2007 to a range of 0 to 1/4 percent in December 2008 — a historic low — the Fed has maintained this stance thus far in 2009. In conjunction with its June meeting, the Fed stated that it “will maintain the target range for the federal funds rate at 0 to 1/4 percent and continues to anticipate that economic conditions are likely to warrant exceptionally low levels of the federal funds rate for an extended period.”

Legg Mason Partners Money Market Trust | I

Letter from the chairman continued

In addition to maintaining extremely low short-term interest rates, the Fed took several actions to improve liquidity in the credit markets. Back in September 2008, it announced an $85 billion rescue plan for ailing AIG and pumped $70 billion into the financial system as Lehman Brothers’ bankruptcy and mounting troubles at other financial firms roiled the markets. More recently, the Fed has taken additional measures to thaw the frozen credit markets, including the purchase of debt issued by Fannie Mae and Freddie Mac, as well as introducing the Term Asset-Backed Securities Loan Facility (“TALF”). In March 2009, the Fed continued to pursue aggressive measures as it announced its intentions to:

•	Purchase up to an additional $750 billion of agency mortgage-backed securities, bringing its total purchases of these securities to up to $1.25 trillion in 2009.

•	Increase its purchases of agency debt this year by up to $100 billion to a total of up to $200 billion.

•	Buy up to $300 billion of longer-term Treasury securities over the next six months.

The U.S. Department of the Treasury has also taken an active role in attempting to stabilize the financial system, as it orchestrated the government’s takeover of mortgage giants Fannie Mae and Freddie Mac in September 2008. In October, the Treasury’s $700 billion Troubled Asset Relief Program (“TARP”) was approved by Congress and signed into law by former President Bush. Then, in March 2009, Treasury Secretary Geithner introduced the Public-Private Partnership Investment Program (“PPIP”), which is intended to facilitate the purchase of troubled mortgage assets from bank balance sheets. President Obama has also made reviving the economy a priority in his administration, the cornerstone thus far being the $787 billion stimulus package that was signed into law in February 2009.

Both short- and long-term Treasury yields fluctuated during the reporting period. This was often prompted by changing perceptions regarding the economy, future Fed policy decisions and the government’s initiatives to stabilize the financial system. When the period began, Treasury yields were extremely low, given numerous “flights to quality” in 2008 that were triggered by the financial crisis. After starting the period at 0.76% and 2.25%, respectively, two- and ten-year Treasury yields drifted even lower (and their prices higher) in mid-January 2009. Yields then generally moved higher (and their prices lower) until early June. Two- and ten-year yields peaked at 1.42% and 3.98%, respectively, before falling and ending the reporting period at 1.11% and 3.53%. Over the six months covered by this report, longer-term yields moved higher than their shorter-term counterparts due to fears of future inflation given the government’s massive stimulus program.

II | Legg Mason Partners Money Market Trust

During the reporting period, the yields available from money market instruments fluctuated.

Performance review

Western Asset Money Market Fund
As of June 30, 2009, the seven-day current yield for Class A shares[1] of Western Asset Money Market Fund was 0.15% and the seven-day effective yield, which reflects compounding, was 0.15%.[2]

Western Asset Government Money Market Fund
As of June 30, 2009, the seven-day current yield for Class A shares[1] of Western Asset Government Money Market Fund was 0.13% and the seven-day effective yield, which reflects compounding, was 0.13%.[2]

[1] Effective June 2, 2009, the Fund ceased offering Exchange A shares, and all Exchange A shares were converted to Class A shares.

[2]     The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

Legg Mason Partners Money Market Trust | III

Letter from the chairman continued

LEGG MASON PARTNERS MONEY MARKET TRUST Yields as of June 30, 2009 (unaudited)

	SEVEN-DAY CURRENT YIELD[1]	SEVEN-DAY EFFECTIVE YIELD[1]

Money Market Fund:
Class A Shares[2]	0.15%	0.15%
Class B Shares	0.01%	0.01%
Class C Shares	0.01%	0.01%
Class I Shares	0.31%	0.31%
Government Money Market Fund:
Class A Shares[2]	0.13%	0.13%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Yields will fluctuate. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/individualinvestors.

Current expense reimbursements and/or fee waivers are voluntary and may be reduced or terminated at any time. Absent current expense reimbursements and/or fee waivers, the seven-day current yield and the seven-day effective yield for Class A shares of the Money Market Fund would have been 0.15%; the seven-day current yield and the seven-day effective yield for Class B shares of the Money Market Fund would have been -0.43%; the seven-day current yield and the seven-day effective yield for Class C shares of the Money Market Fund would have been -0.46%; the seven-day current yield and the seven-day effective yield for Class I shares of the Money Market Fund would have been 0.31%; and the seven-day current yield and the seven-day effective yield for Class A shares of the Government Money Market Fund would have been 0.13%.

An investment in the Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

A special note regarding increased market volatility

Dramatically higher volatility in the financial markets has been very challenging for many investors. Market movements have been rapid — sometimes in reaction to economic news, and sometimes creating the news. In the midst of this evolving market environment, we at Legg Mason want to do everything we can to help you reach your financial goals. Now, as always, we remain committed to providing you with excellent service and a full spectrum of investment choices. Rest assured, we will continue to work hard to ensure that our investment managers make every effort to deliver strong long-term results.

[1]

The seven-day current yield reflects the amount of income generated by the investment during that seven-day period and assumes that the income is generated each week over a 365-day period. The yield is shown as a percentage of the investment. The seven-day effective yield is calculated similarly to the seven-day current yield but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The effective yield typically will be slightly higher than the current yield because of the compounding effect of the assumed reinvestment.

[2]	On June 2, 2009, Exchange A shares were converted to Class A shares.

IV  | Legg Mason Partners Money Market Trust

The Funds have elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program (the “Guarantee Program”) for money market funds. Only shareholders who held shares in one of the Funds as of September 19, 2008 are eligible to participate in the guarantee. Those shareholders may purchase or redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee cannot exceed the number of shares held by the shareholder at the close of business on September 19, 2008.

If the number of shares held fluctuates over the period, the shareholder will be covered for either the number of shares held as of the close of business on September 19, 2008, or the then-current amount, whichever is less. For those eligible shareholders, any increase in the number of shares held in one of the Funds after September 19, 2008 will not be guaranteed. If a shareholder closes his/her account with a fund or broker-dealer, any future investment in the Funds will not be guaranteed. The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department has further extended the Guarantee Program through September 18, 2009. Both Funds have elected to participate in these extensions.

We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our enhanced website, www.leggmason.com/individualinvestors. Here you can gain immediate access to many special features to help guide you through difficult times, including:

•	Fund prices and performance,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

During periods of market unrest, it is especially important to work closely with your financial advisor and remember that reaching one’s investment goals unfolds over time and through multiple market cycles. Time and again, history has shown that, over the long run, the markets have eventually recovered and grown.

Legg Mason Partners Money Market Trust | V

Letter from the chairman continued

Information about your funds

Important information with regard to certain regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.

Sincerely,

R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer

July 31, 2009

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: An investment in a money market fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at one dollar per share, it is possible to lose money by investing in the Funds. Please see the Funds’ prospectus for more information on these and other risks.

[i] Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii

The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii

The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

VI  | Legg Mason Partners Money Market Trust

Fund at a glance (unaudited)

Western Asset Money Market Fund

INVESTMENT BREAKDOWN (%) As a percent of total investments

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 1

Fund at a glance (unaudited) continued

Western Asset Government Money Market Fund

INVESTMENT BREAKDOWN (%) As a percent of total investments

2  | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2009 and held for the six months ended June 30, 2009.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

BASED ON ACTUAL TOTAL RETURN[1]
	ACTUAL TOTAL RETURN[2]	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†	EXPENSES PAID DURING THE PERIOD[3]

Western Asset Money Market Fund:
Class A	0.32%	$1,000.00	$1,003.20	0.55%	$2.73
Class B	0.08	1,000.00	1,000.80	1.03	5.11
Class C	0.09	1,000.00	1,000.90	1.01	5.01
Class I	0.38	1,000.00	1,003.80	0.43	2.14
Western Asset Government Money Market Fund:
Class A	0.23%	$1,000.00	$1,002.30	0.55%	$2.73

[1]	For the six months ended June 30, 2009.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total returns would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Funds are included in the expense ratios. These fees are not covered by any expense cap currently in effect.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 3

Fund expenses (unaudited) continued

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

BASED ON HYPOTHETICAL TOTAL RETURN[1]
	HYPOTHETICAL ANNUALIZED TOTAL RETURN	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	ANNUALIZED EXPENSE RATIO†	EXPENSES PAID DURING THE PERIOD[2]

Western Asset Money Market Fund:
Class A	5.00%	$1,000.00	$1,022.07	0.55%	$2.76
Class B	5.00	1,000.00	1,019.69	1.03	5.16
Class C	5.00	1,000.00	1,019.79	1.01	5.06
Class I	5.00	1,000.00	1,022.66	0.43	2.16
Western Asset Government Money Market Fund:
Class A	5.00%	$1,000.00	$1,022.07	0.55%	$2.76

[1]	For the six months ended June 30, 2009.

[2]

Expenses (net of fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

†	The Treasury Guarantee Program fees incurred by the Funds are included in the expense ratios. These fees are not covered by any expense cap currently in effect.

4 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

Schedules of investments (unaudited)
June 30, 2009

WESTERN ASSET MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS† — 101.2%
	Bank Note — 0.5%
$100,000,000	Bank of America N.A., 1.397% due 10/2/09(a)(b)	$100,000,000

	Certificates of Deposit — 34.7%
28,000,000	Banco Bilbao Vizcaya, 0.700% due 12/2/09	28,000,000
	Bank of America N.A.:
89,000,000	0.450% due 9/10/09	89,000,000
120,000,000	0.980% due 11/10/09	120,000,000
100,000,000	0.750% due 12/14/09	100,000,000
	Bank of Montreal:
125,000,000	0.250% due 7/13/09	125,000,000
140,000,000	0.260% due 7/20/09	140,000,000
100,000,000	1.059% due 9/15/09(b)	100,000,000
152,500,000	0.350% due 9/16/09	152,500,000
	Bank of Nova Scotia:
100,000,000	1.010% due 7/2/09	100,000,028
100,000,000	0.430% due 7/31/09	100,000,000
150,500,000	0.690% due 11/12/09	150,500,000
100,000,000	0.490% due 12/16/09	100,000,000
42,000,000	0.900% due 6/4/10	42,000,000
150,000,000	Bank of Scotland PLC, 1.237% due 7/6/09(b)	150,000,000
	Barclays Bank PLC:
98,000,000	1.570% due 7/8/09	98,000,000
108,000,000	1.440% due 7/14/09	108,000,000
99,000,000	Barclays Bank PLC NY, 1.560% due 7/13/09	99,000,000
	BNP Paribas NY Branch:
100,000,000	1.050% due 7/13/09	100,000,000
118,800,000	1.120% due 7/20/09	118,800,000
90,000,000	1.100% due 10/19/09	90,000,000
92,000,000	0.520% due 12/8/09	92,000,000
	Canadian Imperial Bank:
60,000,000	0.250% due 7/6/09	60,000,000
128,000,000	1.000% due 7/21/09	128,000,000
50,000,000	1.000% due 8/3/09	50,000,000
175,000,000	1.000% due 8/6/09	175,000,000
	Citibank N.A.:
120,000,000	0.700% due 8/13/09	120,000,000
200,000,000	0.500% due 8/19/09	200,000,000
110,000,000	Commerzbank AG, 0.620% due 8/26/09	110,001,709
200,000,000	Credit Suisse NY, 1.925% due 4/23/10	200,000,000
	Deutsche Bank AG NY:
105,000,000	0.620% due 7/6/09	105,000,000
85,000,000	0.620% due 7/15/09	85,000,000
191,500,000	0.600% due 7/22/09	191,500,000

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 5

Schedules of investments (unaudited) continued
June 30, 2009

WESTERN ASSET MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Certificates of Deposit — 34.7% continued
	Nordea Bank Finland PLC:
$100,000,000	0.320% due 7/14/09	$100,000,361
85,000,000	1.430% due 4/28/10	85,273,763
107,400,000	1.070% due 5/21/10	107,400,000
	Rabobank Nederland NY:
75,000,000	0.600% due 11/16/09	75,000,000
150,000,000	0.450% due 11/19/09	150,000,000
10,000,000	0.550% due 12/1/09	10,001,268
100,000,000	0.550% due 12/11/09	100,013,544
67,000,000	0.500% due 12/16/09	67,000,000
	Royal Bank of Canada:
167,500,000	0.500% due 7/1/09	167,500,000
170,000,000	1.000% due 9/9/09	170,000,000
50,000,000	1.508% due 10/1/09(b)	50,007,841
73,000,000	Royal Bank of Scotland PLC, 1.500% due 7/15/09	73,000,000
	Societe Generale NY:
50,000,000	0.290% due 7/8/09	50,000,000
150,000,000	1.370% due 7/8/09	150,000,000
90,000,000	1.000% due 7/13/09	90,000,000
100,000,000	0.666% due 5/5/11(b)	100,000,000
200,000,000	State Street Bank & Trust Co., 0.500% due 8/11/09	200,022,744
	Svenska Handelsbanken AB:
85,000,000	1.200% due 7/9/09	85,000,751
100,000,000	0.350% due 9/4/09	100,000,000
100,000,000	0.350% due 9/15/09	100,000,000
70,000,000	0.855% due 11/4/09	70,002,440
71,500,000	Svenska Handelsbanken NY, 0.350% due 8/31/09	71,501,211
	Toronto Dominion Bank NY:
130,000,000	1.150% due 8/14/09	130,023,457
80,000,000	1.150% due 8/17/09	80,005,188
50,000,000	1.750% due 10/13/09	50,000,000
60,000,000	1.750% due 10/15/09	60,000,000
15,000,000	1.350% due 11/25/09	15,045,633
73,000,000	0.500% due 12/3/09	73,000,000
	UBS AG Stamford Branch:
98,000,000	1.560% due 7/14/09	98,000,351
203,000,000	1.350% due 12/4/09	203,000,000
	Westpac Banking Corp.:
90,000,000	0.760% due 7/13/09	90,000,299
100,000,000	1.030% due 9/10/09	99,996,029

	Total Certificates of Deposit	6,698,096,617

See Notes to Financial Statements.

6 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

WESTERN ASSET MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Certificates of Deposit (Euro) — 3.7%
$340,000,000	Credit Agricole Indosuez, 1.130% due 7/20/09	$340,000,000
130,000,000	Credit Agricole SA, 0.850% due 3/12/10	130,000,000
100,000,000	HSBC Bank PLC, 0.985% due 11/5/09	100,001,755
140,000,000	ING Bank, 0.730% due 11/12/09	140,005,195

	Total Certificates of Deposit (Euro)	710,006,950

	Commercial Paper — 24.3%
140,000,000	Abbey National North America LLC, 0.260% due 7/9/09(c)	139,991,911
	ANZ National International Ltd.:
100,000,000	0.903% due 7/20/09(a)(c)	99,952,500
70,000,000	1.064% due 8/28/09(a)(b)	70,013,542
	Australia & New Zealand Banking Group:
48,050,000	0.250% due 7/27/09(a)(c)	48,041,324
50,325,000	0.601% due 7/31/09(a)(c)	50,299,837
155,419,000	Automatic Data Processing, 0.150% due 7/1/09(a)(c)	155,419,000
385,000,000	Banco Bilbao Vizcaya, 0.850% due 8/17/09(a)(c)	384,573,762
220,000,000	Bank of Nova Scotia, 0.150% due 7/1/09(c)	220,000,000
10,225,000	BNP Paribas Finance, 0.330% due 9/8/09(c)	10,218,533
	BNZ International Funding Ltd.:
50,000,000	1.025% due 7/15/09(a)(c)	49,980,167
115,000,000	1.025% due 7/16/09(a)(c)	114,951,125
100,000,000	0.963% due 8/3/09(a)(c)	99,912,000
85,000,000	1.003% due 8/14/09(a)(c)	84,896,111
175,000,000	0.752% due 8/28/09(a)(c)	174,788,542
	Caisse D’amortissement:
153,000,000	0.400% due 7/27/09(c)	152,955,800
200,000,000	0.501% due 12/10/09(c)	199,550,000
75,000,000	0.501% due 12/22/09(c)	74,818,750
	CBA (Delaware) Finance Inc.:
130,000,000	0.651% due 8/3/09(c)	129,922,542
65,000,000	0.350% due 8/21/09(c)	64,967,771
106,700,000	0.340% due 9/4/09(c)	106,634,498
195,000,000	Commerzbank U.S. Finance, 0.601% due 9/10/09(c)	194,769,251
	HSBC Americas Inc.:
85,000,000	0.260% due 7/1/09(c)	85,000,000
39,000,000	0.250% due 7/21/09(c)	38,994,583
65,000,000	ING US Funding LLC, 1.076% due 7/8/09(c)	64,986,476
	JPMorgan Chase Funding Inc.:
179,000,000	0.260% due 7/6/09(a)(c)	178,993,536
125,000,000	0.270% due 7/20/09(a)(c)	124,982,188
165,000,000	0.501% due 10/19/09(a)(c)	164,747,917
	Nordea North America Inc.:
113,650,000	0.260% due 7/8/09(c)	113,644,254
100,000,000	0.250% due 7/22/09(c)	99,985,417

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 7

Schedules of investments (unaudited) continued
June 30, 2009

WESTERN ASSET MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Commercial Paper — 24.3% continued
$62,500,000	Santander Central Hispano, 0.501% due 11/18/09(c)	$62,378,472
12,575,000	Societe Generale N.A., 0.160% due 7/1/09(c)	12,575,000
65,000,000	State Street Boston, 0.230% due 7/21/09(c)	64,991,695
	Swedish Export Credit:
80,000,000	1.004% due 7/6/09(c)	79,988,889
200,000,000	1.004% due 7/31/09(c)	199,833,333
100,000,000	1.024% due 8/10/09(c)	99,886,667
60,000,000	0.541% due 12/17/09(c)	59,847,900
250,000,000	UBS Americas Inc., 0.160% due 7/1/09(c)	250,000,000
26,055,000	UBS Finance Delaware LLC, 0.160% due 7/1/09(c)	26,055,000
	Westpac Banking Corp.:
79,000,000	0.501% due 7/22/09(a)(c)	78,976,958
60,000,000	0.501% due 7/24/09(a)(c)	59,980,833
200,000,000	0.552% — 0.602% due 11/16/09(a)(c)	199,549,583

	Total Commercial Paper	4,692,055,667

	Corporate Bonds & Notes — 2.1%
150,000,000	Australia & New Zealand Banking Group, 0.886% due 7/31/09(a)(b)	150,000,000
100,000,000	Rabobank Nederland NV, 1.176% due 10/9/09(a)(b)	100,000,000
100,000,000	Royal Bank of Canada, 1.183% due 10/15/09(a)(b)	100,000,000
50,000,000	Svenska Handelsbanken AB, 1.462% due 8/25/09(a)(b)	50,000,000

	Total Corporate Bonds & Notes	400,000,000

	FDIC Backed Commercial Paper — 0.7%
130,000,000	General Electric Capital Corp., 0.753% due 8/3/09(c)	129,910,625

	Master Note — 1.8%
350,000,000	Morgan Stanley Collateralized Master Note Purchase Agreement,
	1.040% due 7/14/09(b)(d)(e)	350,000,000

	Medium-Term Notes — 2.1%
75,000,000	ANZ National International Ltd., 0.561% due 7/10/09(a)(b)	75,000,000
50,000,000	Commonwealth Bank of Australia, 1.266% due 8/3/09(a)(b)	50,000,000
280,000,000	Kreditanstalt Fur Wiederaufbau International Finance Inc.,
	1.152% due 1/21/10(b)	280,000,000

	Total Medium-Term Notes	405,000,000

	Supranationals/Sovereigns — 3.0%
	Inter-American Development Bank:
125,000,000	Discount Notes, 0.451% due 9/17/09(c)	124,878,125
100,000,000	0.796% due 2/19/10(b)	100,000,000
250,000,000	International Bank for Reconstruction & Development,
	0.989% due 2/1/10(b)	250,000,000
100,000,000	Sweden (Kingdom of), 0.826% due 3/19/10(a)(c)	99,405,500

	Total Supranationals/Sovereigns	574,283,625

See Notes to Financial Statements.

8 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

WESTERN ASSET MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	Time Deposits — 6.3%
$145,000,000	Bank of Montreal, 0.063% due 7/1/09	$145,000,000
270,000,000	BNP Paribas Grand Cayman, 0.220% due 7/1/09	270,000,000
180,000,000	Calyon Grand Cayman, 0.250% due 7/1/09	180,000,000
190,000,000	Citibank U.S., 0.120% due 7/1/09	190,000,000
140,701,000	Royal Bank of Canada NY, 0.150% due 7/1/09	140,701,000
285,000,000	Societe Generale Grand Cayman, 0.220% due 7/1/09	285,000,000

	Total Time Deposits	1,210,701,000

	U.S. Government Agencies — 17.0%
100,000,000	Federal Farm Credit Bank (FFCB), Bonds, 0.950% due 3/16/10(b)	99,964,283
	Federal Home Loan Bank (FHLB), Bonds:
125,000,000	0.370% due 8/7/09(b)	125,000,000
250,000,000	0.238% due 8/27/09(b)	249,992,263
200,000,000	0.228% due 12/28/09(b)	199,956,000
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
110,000,000	0.703% due 9/21/09(c)(f)	109,824,611
117,000,000	0.240% due 10/5/09(c)(f)	116,925,120
12,050,000	0.361% due 12/23/09(c)(f)	12,028,913
175,000,000	1.010% due 2/5/10(c)(f)	173,935,416
	Notes:
100,000,000	3.125% due 2/12/10(f)	101,271,590
224,000,000	1.039% due 7/12/10(b)(f)	224,000,000
240,000,000	0.630% due 9/3/10(b)(f)	239,915,232
225,000,000	0.580% due 9/24/10(b)(f)	224,917,008
150,000,000	0.896% due 5/5/11(b)(f)	149,916,647
	Federal National Mortgage Association (FNMA):
	Discount Notes:
100,000,000	0.531% due 7/27/09(c)(f)	99,961,722
30,000,000	0.351% due 12/28/09(c)(f)	29,947,500
100,000,000	0.361% due 12/29/09(c)(f)	99,819,000
	Notes:
100,000,000	0.410% due 9/3/09(b)(f)	100,000,000
100,000,000	1.052% due 1/21/10(b)(f)	100,000,000
175,000,000	1.029% due 7/13/10(b)(f)	174,981,908
545,000,000	0.966% due 8/5/10(b)(f)	544,794,246
100,000,000	0.800% due 5/13/11(b)(f)	99,981,343

	Total U.S. Government Agencies	3,277,132,802

	U.S. Treasury Bills — 5.0%
	U.S. Treasury Bills:
105,000,000	0.140% due 7/16/09(c)	104,993,875
221,000,000	0.170% due 7/23/09(c)	220,977,040
40,400,000	0.175% due 7/30/09(c)	40,394,305
112,000,000	0.200% due 9/24/09(c)	111,947,112

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 9

Schedules of investments (unaudited) continued
June 30, 2009

WESTERN ASSET MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Treasury Bills — 5.0% continued
$100,000,000	0.265% due 11/19/09(c)	$99,896,208
100,000,000	0.341% due 12/17/09(c)	99,840,389
50,000,000	0.326% due 12/24/09(c)	49,920,555
250,000,000	0.543% due 7/1/10(c)	248,626,152

	Total U.S. Treasury Bills	976,595,636

	TOTAL INVESTMENTS — 101.2% (Cost — $19,523,782,922#)	19,523,782,922
	Liabilities in Excess of Other Assets — (1.2)%	(238,421,207)

	TOTAL NET ASSETS — 100.0%	$19,285,361,715

†	Under Statement of Financial Accounting Standards, No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(c)	Rate shown represents yield-to-maturity.

(d)	Illiquid.

(e)	Final maturity date is July 14, 2009.

(f)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

10 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

WESTERN ASSET GOVERNMENT MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

SHORT-TERM INVESTMENTS† — 100.0%

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 97.3%
	U.S. Government Agencies — 77.2%
	Federal Farm Credit Bank (FFCB):
	Bonds:
$25,000,000	0.700% due 8/4/09(a)	$25,000,000
100,000,000	0.205% due 9/21/09(a)	99,988,848
100,000,000	0.360% due 9/25/09(a)	99,988,194
35,000,000	0.736% due 11/9/09(a)	35,000,000
25,000,000	1.700% due 11/10/09(a)	25,000,000
75,000,000	1.250% due 11/12/09(a)	75,000,000
100,000,000	1.250% due 11/24/09(a)	100,000,000
25,000,000	0.730% due 1/4/10(a)	25,000,000
72,000,000	0.370% due 3/5/10(a)	71,891,170
100,000,000	0.650% due 7/15/10(a)	99,989,518
50,000,000	0.900% due 7/16/10(a)	50,000,000
50,000,000	0.840% due 9/17/10(a)	49,660,857
50,000,000	0.567% due 12/23/10(a)	50,000,000
50,000,000	0.555% due 1/20/11(a)	50,000,000
	Discount Notes:
103,750,000	1.720% - 2.858% due 7/15/09(b)	103,654,139
25,000,000	0.180% due 8/10/09(b)	24,995,000
25,000,000	0.180% due 8/11/09(b)	24,994,875
50,000,000	1.928% due 8/19/09(b)	49,870,694
35,000,000	1.518% due 9/9/09(b)	34,897,917
35,000,000	2.957% due 9/15/09(b)	34,787,200
50,000,000	1.623% due 10/22/09(b)	49,748,889
50,000,000	1.937% due 11/9/09(b)	49,654,305
65,000,000	2.146% due 11/18/09(b)	64,469,167
75,000,000	1.678% due 12/2/09(b)	74,470,625
20,000,000	0.806% due 12/21/09(b)	19,923,111
60,000,000	0.705% due 12/22/09(b)	59,797,000
25,000,000	0.786% due 1/5/10(b)	24,898,167
15,000,000	0.939% due 2/12/10(b)	14,912,425
100,000,000	Notes, 0.930% due 2/19/10(a)	99,955,171
	Federal Home Loan Bank (FHLB):
	Bonds:
100,000,000	0.208% due 8/6/09(a)	99,998,534
50,000,000	0.370% due 8/7/09(a)	50,000,000
76,500,000	0.238% due 8/27/09(a)	76,497,632
50,000,000	0.516% due 9/4/09(a)	49,979,277
50,000,000	1.126% due 10/5/09(a)	50,000,000
100,000,000	0.272% due 1/13/10(a)	99,872,473
150,000,000	0.401% due 6/29/10(a)	150,000,000

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 11

Schedules of investments (unaudited) continued
June 30, 2009

WESTERN ASSET GOVERNMENT MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 77.2% continued
	Discount Notes:
$8,849,000	0.010% due 7/1/09(b)	$8,849,000
135,814,000	0.165% - 3.370% due 7/15/09(b)	135,744,035
25,000,000	0.451% due 7/21/09(b)	24,993,750
30,000,000	0.567% due 7/31/09(b)	29,985,875
71,000,000	0.200% due 8/5/09(b)	70,986,194
54,300,000	0.200% due 8/7/09(b)	54,288,838
50,000,000	0.210% due 8/14/09(b)	49,987,167
32,500,000	3.307% due 10/15/09(b)	32,193,778
77,000,000	0.784% - 0.805% due 11/18/09(b)	76,762,389
160,000,000	0.351% - 1.133% due 12/4/09(b)	159,423,667
68,000,000	0.815% due 12/30/09(b)	67,721,540
50,000,000	0.512% due 1/12/10(b)	49,861,875
	Notes:
85,000,000	0.330% due 8/7/09(a)	84,998,272
70,000,000	0.449% due 12/15/09(a)	69,945,072
	Federal Home Loan Mortgage Corp. (FHLMC):
	Discount Notes:
104,600,000	0.401% due 7/6/09(b)(c)	104,594,189
75,000,000	0.491% due 7/20/09(b)(c)	74,980,604
50,000,000	0.572% due 7/27/09(b)(c)	49,979,417
144,900,000	0.491% - 0.577% due 8/10/09(b)(c)	144,814,027
50,000,000	0.502% due 9/1/09(b)(c)	49,956,944
89,150,000	0.521% - 0.673% due 9/14/09(b)(c)	89,041,155
50,000,000	0.703% due 9/21/09(b)(c)	49,920,278
17,790,000	0.200% due 9/28/09(b)(c)	17,781,204
76,894,000	0.411% - 3.168% due 10/13/09(b)(c)	76,596,258
71,650,000	0.250% - 0.351% due 10/19/09(b)(c)	71,581,013
78,000,000	2.114% - 2.125% due 11/9/09(b)(c)	77,411,009
125,000,000	0.502% due 12/31/09(b)(c)	124,682,292
	Notes:
100,000,000	4.250% due 7/15/09(c)	100,157,182
75,000,000	0.288% due 9/18/09(a)(c)	75,000,000
50,000,000	0.295% due 9/21/09(a)(c)	50,000,000
50,000,000	0.243% due 10/8/09(a)(c)	49,989,605
50,000,000	1.039% due 7/12/10(a)(c)	50,000,000
50,000,000	1.039% due 7/14/10(a)(c)	49,995,936
100,000,000	0.630% due 9/3/10(a)(c)	99,964,680
150,000,000	0.580% due 9/24/10(a)(c)	149,944,672
50,000,000	0.896% due 5/5/11(a)(c)	49,971,261

See Notes to Financial Statements.

12 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

WESTERN ASSET GOVERNMENT MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Government Agencies — 77.2% continued
	Federal National Mortgage Association (FNMA):
	Discount Notes:
$125,000,000	0.386% due 7/1/09(b)(c)	$125,000,000
100,000,000	0.180% - 0.501% due 7/15/09(b)(c)	99,986,778
50,000,000	0.170% due 7/20/09(b)(c)	49,995,514
100,000,000	0.150% due 7/21/09(b)(c)	99,991,667
278,700,000	0.155% - 0.506% due 7/22/09(b)(c)	278,637,922
50,000,000	0.501% due 7/31/09(b)(c)	49,979,167
75,000,000	0.180% due 8/3/09(b)(c)	74,987,625
25,000,000	3.082% due 9/1/09(b)(c)	24,870,833
50,000,000	0.703% due 9/14/09(b)(c)	49,927,083
25,000,000	0.602% due 9/25/09(b)(c)	24,964,167
31,631,000	0.703% due 11/6/09(b)(c)	31,552,274
50,000,000	0.300% due 11/25/09(b)(c)	49,938,750
85,000,000	0.542% - 0.582% due 12/28/09(b)(c)	84,763,500
50,000,000	0.542% due 12/29/09(b)(c)	49,864,250
150,000,000	0.421% - 0.603% due 12/31/09(b)(c)	149,603,500
	Notes:
100,000,000	0.913% due 7/28/09(a)(c)	100,004,164
75,000,000	0.410% due 9/3/09(a)(c)	75,000,000
68,950,000	6.625% due 9/15/09(c)	69,498,371
50,000,000	1.052% due 1/21/10(a)(c)	50,000,000
100,000,000	0.966% due 8/5/10(a)(c)	99,946,799

	Total U.S. Government Agencies
	(Cost — $6,324,510,730)	6,324,510,730

	U.S. Treasury Bills — 19.5%
	U.S. Treasury Bills:
25,000,000	2.350% due 7/2/09(b)	24,998,406
150,000,000	0.170% due 7/23/09(b)	149,984,417
250,000,000	0.160% - 0.175% due 7/30/09(b)	249,965,784
167,225,000	0.170% - 0.195% due 8/6/09(b)	167,194,891
50,000,000	0.481% due 8/13/09(b)	49,971,333
140,000,000	0.170% - 0.491% due 8/20/09(b)	139,949,166
48,750,000	0.496% due 8/27/09(b)	48,711,792
125,000,000	0.175% - 0.200% due 9/24/09(b)	124,943,923
163,000,000	0.300% - 0.305% due 10/29/09(b)	162,835,500
118,450,000	0.331% due 11/5/09(b)	118,312,105
100,000,000	0.613% - 0.638% due 11/19/09(b)	99,756,187
70,000,000	0.300% due 11/27/09(b)	69,913,083
50,000,000	0.346% due 12/10/09(b)	49,922,375
50,000,000	0.709% due 12/17/09(b)	49,834,521
39,790,000	0.705% due 3/11/10(b)	39,594,255

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 13

Schedules of investments (unaudited) continued
June 30, 2009

WESTERN ASSET GOVERNMENT MONEY MARKET FUND
FACE AMOUNT	SECURITY	VALUE

	U.S. Treasury Bills — 19.5% continued
$50,000,000	0.477% due 6/3/10(b)	$49,777,674

	Total U.S. Treasury Bills
	(Cost — $1,595,665,412)	1,595,665,412

	U.S. Treasury Notes — 0.6%
50,000,000	U.S. Treasury Notes, 3.500% due 12/15/09
	(Cost — $50,722,105)	50,722,105

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
	(COST — $7,970,898,247)	7,970,898,247

	Repurchase Agreements — 2.7%
200,000,000	Barclays Capital Inc. tri-party repurchase agreement dated
	6/30/09, 0.010% due 7/1/09; Proceeds at maturity —
	$200,000,056; (Fully collateralized by various U.S. government
	agency obligations, 0.000% to 2.125% due 1/31/10 to 2/15/21;
	Market value — $204,000,042)	200,000,000
21,284,000	Deutsche Bank Securities Inc. tri-party repurchase agreement
	dated 6/30/09, 0.080% due 7/1/09; Proceeds at maturity —
	$21,284,047; (Fully collateralized by various U.S. government
	agency obligations, 2.150% - 5.125% due 8/23/10 - 1/13/12;
	Market value — $21,709,996)	21,284,000

	Total Repurchase Agreements
	(Cost — $221,284,000)	221,284,000

	TOTAL INVESTMENTS — 100.0% (Cost — $8,192,182,247#)	8,192,182,247
	Other Assets in Excess of Liabilities — 0.0%	2,327,197

	TOTAL NET ASSETS — 100.0%	$8,194,509,444

†	Under Statement of Financial Accounting Standards, No. 157, all securities are deemed Level 2. Please refer to Note 1 of the Notes to Financial Statements.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2009.

(b)	Rate shown represents yield-to-maturity.

(c)	On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

14 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

Statements of assets and liabilities (unaudited)
June 30, 2009

	Western Asset Money Market Fund	Western Asset Government Money Market Fund

ASSETS:
Investments, at value	$19,523,782,922	$8,192,182,247
Cash	904	371
Interest receivable	22,438,234	5,325,386
Prepaid Treasury Guarantee Program fees (Note 12)	2,028,820	621,330
Receivable for Fund shares sold	1,821,482	136,105
Prepaid expenses	1,293,457	318,158
Other assets	457,738	50,086

Total Assets	19,551,823,557	8,198,633,683

LIABILITIES:
Payable for securities purchased	248,626,152	—
Payable for Fund shares repurchased	8,740,006	565,172
Investment management fee payable	5,978,492	2,749,969
Distribution fees payable	1,667,760	689,602
Trustees’ fees payable	723,560	79,429
Distributions payable	78,318	—
Accrued expenses	647,554	40,067

Total Liabilities	266,461,842	4,124,239

TOTAL NET ASSETS	$19,285,361,715	$8,194,509,444

NET ASSETS:
Par value (Note 7)	$193,259	$81,944
Paid-in capital in excess of par value	19,325,693,460	8,194,326,372
Undistributed net investment income	221,747	70,156
Accumulated net realized gain (loss) on investments	(40,746,751)	30,972

TOTAL NET ASSETS	$19,285,361,715	$8,194,509,444

Shares Outstanding:
Class A*	18,926,508,653	8,194,408,316
Class B	51,983,511	—
Class C	169,691,728	—
Class I	177,702,567	—
Net Asset Value:
Class A	$1.00	$1.00
Class B	$1.00	—
Class C	$1.00	—
Class I	$1.00	—

*	On June 2, 2009, Exchange A shares were converted to Class A shares.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 15

Statements of operations
For the Six Months Ended June 30, 2009 (unaudited)

	Western Asset Money Market Fund	Western Asset Government Money Market Fund

INVESTMENT INCOME:
Interest	$126,308,520	$45,805,961

EXPENSES:
Investment management fee (Note 2)	38,671,364	17,899,283
Distribution fees (Notes 2 and 5)	10,783,323	4,508,667
Treasury Guarantee Program fees (Note 12)	5,871,746	1,753,270
Transfer agent fees (Note 5)	2,115,546	201,636
Legal fees	301,691	125,690
Shareholder reports (Note 5)	299,500	17,438
Trustees’ fees	157,936	58,611
Registration fees	152,526	118,892
Insurance	114,652	43,673
Custody fees	62,926	23,936
Audit and tax	40,988	23,352
Miscellaneous expenses	40,495	10,224

Total Expenses	58,612,693	24,784,672
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(1,323,955)	(46,308)

Net Expenses	57,288,738	24,738,364

NET INVESTMENT INCOME	69,019,782	21,067,597

REALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3)

Net Realized Gain (Loss) on Investments:
Investment transactions	(114,630,867)	(2,026)
Net increase from payment by affiliate under the Capital
Support Agreements (Note 3)	70,745,630	—
NET REALIZED LOSS ON INVESTMENTS	(43,885,237)	(2,026)
INCREASE IN NET ASSETS FROM OPERATIONS	$25,134,545	$21,065,571

See Notes to Financial Statements.

16 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

Statements of changes in net assets
Western Asset Money Market Fund

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited) AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008

OPERATIONS:
Net investment income	$69,019,782	$785,207,358
Net realized gain (loss)	(43,885,237)	9,096,004

Increase in Net Assets From Operations	25,134,545	794,303,362

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(69,019,782)	(785,071,787)

Decrease in Net Assets From Distributions to Shareholders	(69,019,782)	(785,071,787)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	30,390,000,141	116,506,604,468
Reinvestment of distributions	65,888,491	753,130,869
Cost of shares repurchased	(32,903,267,973)	(125,295,933,198)

Decrease in Net Assets From Fund Share Transactions	(2,447,379,341)	(8,036,197,861)

DECREASE IN NET ASSETS	(2,491,264,578)	(8,026,966,286)

NET ASSETS:
Beginning of period	21,776,626,293	29,803,592,579

End of period*	$19,285,361,715	$21,776,626,293

* Includes undistributed net investment income of:	$221,747	$221,747

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 17

Statements of changes in net assets continued
Western Asset Government Money Market Fund

FOR THE SIX MONTHS ENDED JUNE 30, 2009 (unaudited)
AND THE YEAR ENDED DECEMBER 31, 2008	2009	2008

OPERATIONS:
Net investment income	$21,067,597	$156,868,288
Net realized gain (loss)	(2,026)	165,590

Increase in Net Assets From Operations	21,065,571	157,033,878

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 6):
Net investment income	(21,067,597)	(156,846,540)
Net realized gains	—	(21,747)

Decrease in Net Assets From Distributions to Shareholders	(21,067,597)	(156,868,287)

FUND SHARE TRANSACTIONS (NOTE 7):
Net proceeds from sale of shares	13,681,265,271	32,414,917,310
Reinvestment of distributions	19,829,073	146,622,516
Cost of shares repurchased	(14,363,369,550)	(29,230,951,015)

Increase (Decrease) in Net Assets From Fund Share Transactions	(662,275,206)	3,330,588,811

INCREASE (DECREASE) IN NET ASSETS	(662,277,232)	3,330,754,402

NET ASSETS:
Beginning of period	8,856,786,676	5,526,032,274

End of period*	$8,194,509,444	$8,856,786,676

* Includes undistributed net investment income of:	$70,156	$70,156

See Notes to Financial Statements.

18 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

Financial highlights
Western Asset Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES†	2009 [1,2]	2008 [2]	2007 [2]	2006 [2,3]	2005 [2,3]	2004 [3]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.003	0.027	0.048	0.045	0.027	0.009
Net realized gain (loss)[4]	(0.000)	0.000	(0.000)	(0.000)	0.000	0.000

Total income from operations	0.003	0.027	0.048	0.045	0.027	0.009

LESS DISTRIBUTIONS FROM:
Net investment income	(0.003)	(0.027)	(0.048)	(0.045)	(0.027)	(0.009)
Net realized gains	—	—	—	—	—	(0.000)[4]

Total distributions	(0.003)	(0.027)	(0.048)	(0.045)	(0.027)	(0.009)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[5]	0.32%	2.73%[6]	4.90%	4.62%	2.75%	0.90%

NET ASSETS, END OF PERIOD (BILLIONS)	$19	$20	$29	$25	$18	$17

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.56%[7,8]	0.51%[8]	0.51%	0.52%[9]	0.58%	0.59%
Net expenses[10]	0.55 [7,8,11]	0.51 [8,12]	0.51 [12]	0.51 [9,11]	0.58	0.54 [11]
Net investment income	0.67 [7]	2.76	4.79	4.55	2.72	0.88

†	On June 2, 2009, Exchange A shares were converted to Class A shares.

[1]	For the six months ended June 30, 2009 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[7]	Annualized.

[8]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.50% and 0.49% respectively for the six months ended June 30, 2009 and the gross and net ratios both would have been 0.51% for the year ended December 31, 2008.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.51% and 0.50%, respectively.

[10]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class A shares will not exceed 0.70%.

[11]	Reflects fee waivers and/or expense reimbursements.

[12]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 19

Financial highlights continued
Western Asset Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS B SHARES[1]	2009 [2]	2008	2007 [3]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.001	0.022	0.034
Net realized gain (loss)[4]	(0.000)	0.000	(0.000)

Total income from operations	0.001	0.022	0.034

LESS DISTRIBUTIONS FROM:

Net investment income	(0.001)	(0.022)	(0.034)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000

Total return[5]	0.08%	2.22%[6]	3.46%

NET ASSETS, END OF PERIOD (MILLIONS)	$52	$53	$31
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.10%[7,8]	1.03%[8]	0.98%[7]
Net expenses	1.03 [7,8,9]	1.03 [8,10]	0.98 [7,10]
Net investment income	0.16 [7]	2.12	4.31 [7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For the period March 19, 2007 (inception date) to December 31, 2007.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[7]	Annualized.

[8]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.07% and 1.00% respectively for the six months ended June 30, 2009 and the gross and net ratios both would have been 1.02% for the year ended December 31, 2008.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

20 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS C SHARES[1]	2009 [2]	2008	2007 [3]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.001	0.019	0.033
Net realized gain (loss)[4]	(0.000)	0.000	(0.000)

Total income from operations	0.001	0.019	0.033

LESS DISTRIBUTIONS FROM:
Net investment income	(0.001)	(0.019)	(0.033)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000

Total return[5]	0.09%	1.93%[6]	3.35%

NET ASSETS, END OF PERIOD (MILLIONS)	$169	$171	$157
RATIOS TO AVERAGE NET ASSETS:
Gross expenses	1.11%[7,8]	1.30%[8]	1.12%[7]
Net expenses	1.01 [7,8,9]	1.30 [8,10]	1.12 [7,10]
Net investment income	0.19 [7]	1.90	4.17 [7]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the six months ended June 30, 2009 (unaudited).

[3]	For the period March 19, 2007 (inception date) to December 31, 2007.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[7]	Annualized.

[8]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.06% and 0.96% respectively for the six months ended June 30, 2009 and the gross and net ratios both would have been 1.29% for the year ended December 31, 2008.

[9]	Reflects fee waivers and/or expense reimbursements.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 21

Financial highlights continued
Western Asset Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS I SHARES	2009 [1,2]	2008 [2]	2007 [2]	2006 [2,3]	2005 [2,3]	2004 [3]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.004	0.028	0.049	0.047	0.029	0.010
Net realized gain (loss)[4]	(0.000)	0.000	(0.000)	(0.000)	0.000	0.000

Total income from operations	0.004	0.028	0.049	0.047	0.029	0.010

LESS DISTRIBUTIONS FROM:
Net investment income	(0.004)	(0.028)	(0.049)	(0.047)	(0.029)	(0.010)
Net realized gains	—	—	—	—	—	(0.000)[4]

Total distributions	(0.004)	(0.028)	(0.049)	(0.047)	(0.029)	(0.010)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[5]	0.38%	2.87%[6]	5.04%	4.75%	2.91%	1.00%

NET ASSETS, END OF PERIOD (MILLIONS)	$177	$151	$130	$163	$121	$86

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.43%[7,8]	0.38%[8]	0.38%	0.39%[9]	0.43%	0.49%
Net expenses[10]	0.43 [7,8]	0.38 [8,11]	0.38 [11]	0.38 [9,12]	0.43	0.43 [12]
Net investment income	0.75 [7]	2.80	4.94	4.68	2.93	0.98

[1]	For the six months ended June 30, 2009 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	If the Fund had not entered into the Capital Support Agreements, the total return would have been lower.

[7]	Annualized.

[8]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.38% for the six months ended June 30, 2009 and 0.37% for the year ended December 31, 2008.

[9]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.38% and 0.37%, respectively.

[10]	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets of Class I shares will not exceed 0.70%.

[11]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[12]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

22 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

Western Asset Government Money Market Fund

FOR A SHARE OF EACH CLASS OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT EACH YEAR ENDED DECEMBER 31, UNLESS OTHERWISE NOTED:
CLASS A SHARES†	2009 [1,2]	2008 [2]	2007 [2]	2006 [2,3]	2005 [2,3]	2004 [3]

NET ASSET VALUE, BEGINNING OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

INCOME (LOSS) FROM OPERATIONS:
Net investment income	0.002	0.022	0.046	0.044	0.027	0.009
Net realized gain (loss)[4]	(0.000)	0.000	(0.000)	0.000	0.000	0.000

Total income from operations	0.002	0.022	0.046	0.044	0.027	0.009

LESS DISTRIBUTIONS FROM:
Net investment income	(0.002)	(0.022)	(0.046)	(0.044)	(0.027)	(0.009)
Net realized gains	—	(0.000)[4]	—	—	(0.000)[4]	(0.000)[4]

Total distributions	(0.002)	(0.022)	(0.046)	(0.044)	(0.027)	(0.009)

NET ASSET VALUE, END OF PERIOD	$1.000	$1.000	$1.000	$1.000	$1.000	$1.000

Total return[5]	0.23%	2.24%	4.69%	4.45%	2.69%	0.85%

NET ASSETS, END OF PERIOD (BILLIONS)	$8	$8	$6	$3	$2	$2

RATIOS TO AVERAGE NET ASSETS:
Gross expenses	0.55%[6,7]	0.53%[7]	0.55%	0.57%[8]	0.59%	0.57%
Net expenses[9]	0.55 [6,7]	0.53 [7,10]	0.55 [10]	0.55 [8,11]	0.59	0.54 [11]
Net investment income	0.47 [6]	2.16	4.53	4.37	2.63	0.82

†	On June 2, 2009, Exchange A shares were converted to Class A shares.

[1]	For the six months ended June 30, 2009 (unaudited).

[2]	Per share amounts have been calculated using the average shares method.

[3]	Represents a share of capital stock outstanding prior to April 16, 2007.

[4]	Amount represents less than $0.0005 per share.

[5]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[6]	Annualized.

[7]

Included in the expense ratios are the Treasury Guarantee Program fees incurred by the Fund during the period. Without these fees, the gross and net expense ratios both would have been 0.51% for the six months ended June 30, 2009 and 0.52% for the year ended December 31, 2008.

[8]

Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 0.56% and 0.55%, respectively.

[9]	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 0.70%.

[10]	The impact to the expense ratio was less than 0.01% as a result of fees paid indirectly.

[11]	Reflects fee waivers and/or expense reimbursements.

See Notes to Financial Statements.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 23

Notes to financial statements (unaudited)

1. Organization and significant accounting policies

Western Asset Money Market Fund (“Money Market Fund”) and Western Asset Government Money Market Fund (“Government Money Market Fund”) (the “Funds”) are separate diversified investment series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland Business Trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through August 24, 2009, the issuance date of the financial statements.

(a) Investment valuation. Money market instruments are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Funds’ use of amortized cost is subject to their compliance with certain conditions as specified by Rule 2a-7 of the 1940 Act.

The Funds adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

24 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

MONEY MARKET FUND

	JUNE 30, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Short-Term Investments†	$19,523,782,922	—	$19,523,782,922	—

†	See Schedule of Investments for additional detailed categorizations.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

MONEY MARKET FUND

INVESTMENTS

Balance as of December 31, 2008	$121,015,727

Accrued premiums/discounts	—

Realized gain (loss)	—

Change in unrealized appreciation (depreciation)	—

Net purchases (sales)	—

Transfers in and/or out of Level 3	(121,015,727)

Balance as of June 30, 2009	$0

Net unrealized appreciation (depreciation) for investments in securities still held at the reporting date	—

GOVERNMENT MONEY MARKET FUND

	JUNE 30, 2009	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

Short-Term Investments†	$8,192,182,247	—	$8,192,182,247	—

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 25

Notes to financial statements (unaudited) continued

(c) Credit and market risk. Investments in structured securities which are collateralized by residential real estate mortgages and are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method.

(e) Distributions to shareholders. Distributions from net investment income on the shares of each of the Funds are declared each business day to shareholders of record, and are paid monthly. Distributions of net realized gains, if any, are declared at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each share class. Fees relating to a specific class are charged directly to that share class.

(g) Fees paid indirectly. The Funds’ custody fees are reduced according to a fee arrangement, which provides for a reduction based on the level of cash deposited with the custodian by the Funds. If material, the amount is shown as a reduction of expenses in the Statement of Operations.

(h) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of June 30, 2009, no provision for income tax would be required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

26 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Funds’ investment manager and Western Asset Management Company (“Western Asset”) is the Funds’ subadviser. LMPFA and Western Asset are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).

Under the investment management agreements, each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of each Fund’s average daily net assets in accordance with the following breakpoint schedule:

AVERAGE DAILY NET ASSETS	ANNUAL RATE

First $1 billion	0.450%
Next $1 billion	0.425
Next $3 billion	0.400
Next $5 billion	0.375
Over $10 billion	0.350

LMPFA provides administrative and certain oversight services to the Funds. LMPFA delegates to the subadviser the day-to-day portfolio management of the Funds. For its services, LMPFA pays Western Asset 70% of the net management fee it receives from the Funds.

During the six months ended June 30, 2009, Class A and Class I shares of the Money Market Fund and Class A shares of the Government Money Market Fund had voluntary expense limitations in place of 0.70% of the average net assets of each respective class.

Class A, Class B and Class C shares of the Money Market Fund and Class A shares of the Government Money Market Fund acquired through exchanges with shares of other Legg Mason Partners funds are subject to the contingent deferred sales charge, if any, applicable to the exchanged shares. This could be a maximum of 5.00% for Class B shares and 1.00% for Class A shares or Class C shares. Effective June 2, 2009, the Funds ceased offering Exchange A shares and all Exchange A shares converted to Class A shares. Class B shares of the Money Market Fund will convert to Class A shares approximately 8 years after purchase.

The manager is permitted to recapture amounts previously voluntarily forgone or reimbursed by the manager to the Funds during the same fiscal year if the Funds’ total annual operating expenses have fallen to a level below the voluntary fee waiver/reimbursement (“expense cap”) shown in the fee table of the Funds’

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 27

Notes to financial statements (unaudited) continued

prospectus. In no case will the manager recapture any amount that would result, on any particular business day of the Funds, in the Funds’ total annual operating expenses exceeding the expense cap.

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the Funds’ sole and exclusive distributor.

For the six months ended June 30, 2009, CDSCs paid to LMIS and its affiliates were approximately:

MONEY MARKET FUND

	CLASS A	CLASS B	CLASS C

CDSCs	$27,000	$25,000	$5,000

GOVERNMENT MONEY MARKET FUND

Class A

CDSCs	$1,000

The Funds have adopted an unfunded, non-qualified deferred compensation plan (the “Plan”) which allowed non-interested trustees (“Trustees”) to defer the receipt of all or a portion of the trustees’ fees earned until a later date specified by the Trustees. The deferred balances are reported in the Statement of Assets and Liabilities under Trustees’ fees and are considered a general obligation of the Funds and any payments made pursuant to the Plan will be made from the Funds’ general assets. The Plan was terminated effective January 1, 2007. This change will have no effect on fees previously deferred. As of June 30, 2009, the Funds had accrued $366,419 and $49,047 for the Money Market Fund and the Government Money Market Fund, respectively, as deferred compensation payable.

Certain officers and one Trustee of the Funds are employees of Legg Mason or its affiliates and do not receive compensation from the Funds.

3. Capital support arrangements for certain holdings

Money Market Fund (the “Fund”) was provided or entered into certain capital support arrangements for certain of its holdings during the reporting period. As a result, the aggregate market value of the Fund’s holdings increased. The arrangements are described below.

On June 30, 2008, the Fund entered into Capital Support Agreements (“CSAs”) with Legg Mason, Inc. (“Legg Mason”), LM Capital Support V, LLC, a wholly owned subsidiary of Legg Mason (collectively with Legg Mason, Inc., “LM”). The CSAs provide support in maximum amounts of $125,000,000, $55,000,000, and $20,000,000 for the Fund’s holdings of Axon Financial Funding LLC, Issuer Entity LLC, and Cheyne Finance LLC, (the “Securities”), respectively. The LM subsidiary has established a segregated account at the Fund’s custodian bank to secure LM’s obligations under the respective CSAs.

28 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

Under the terms of the CSAs, the Fund would be paid a capital contribution, up to the maximum amount committed in the CSA, in any of the following occurrences (a “contribution Event”) (i) a loss is realized from a sale of the subject security (collectively with any securities received in exchange therefore, or as replacement thereof that does not qualify as “Eligible Securities” under Rule 2a-7(a) (10), “Eligible Notes”; (ii) a loss results upon final payment on the Eligible Notes; (iii) a court orders a discharge of the Eligible Notes issuer from liability that provides for payments that will result in loss; or (iv) a loss occurs in connection with an exchange for or replacement with Eligible Securities as defined in Rule 2a-7(a)(10).

The CSAs were to terminate no later than March 31, 2009 and would have required the Fund to promptly sell any Eligible Notes it held on the immediately preceding business day. The CSAs also permitted LM to purchase the Eligible Notes under certain circumstances at a price which is greater of amortized cost or market value.

On July 17, 2008, a restructuring of Cheyne Finance LLC occurred, in which the Fund realized a loss of $13,687,567. This loss was offset by the CSAs, and was recorded as a non cash event.

On December 1, 2008, the CSA’s described above in connection with the Fund’s holdings of Axon Financial Funding LLC, Issuer Entity LLC, and Cheyne Finance LLC were amended to increase the amount of support available to the Fund. The amended support amounts were $185,000,000, $30,000,000 and $70,000,000 for Axon Financial Funding LLC, Gryphon Funding Ltd and Issuer Entity LLC, (the “Securities”), respectively.

On December 11, 2008 LM purchased $287,211,666 of Axon Financial Funding LLC, from the Fund at amortized cost (a price in excess of the securities’ then current fair value of $133,151,328 on that date). The excess of purchase price over the current fair value amounted to $154,060,338. Also on December 11, 2008, the portion of the capital support agreement (LM Capital Support V, LLC) dated June 30, 2008, as amended on December 1, 2008, relating to Axon Financial Funding LLC was terminated in accordance with its terms.

On March 4, 2009, LM purchased $284,924 of Cheyne Finance LLC, $23,615,009 of Gryphon Funding LLC and $81,889,495 of Issuer Entity LLC from the Fund at amortized cost (a price in excess of the securities’ current fair value on that date). The excess of sales price over the current fair market value amounted to $9,003,933 for Gryphon Funding LLC and $61,741,697 for Issuer Entity LLC and is reflected in the Statement of Operations as a component of realized loss on investments and as a net increase from payment by affiliates under the Capital Support Agreements. In addition, the disposition of Cheyne Finance LLC resulted in a cash event of $13,445,177, in connection with the restructuring of that security on July 17, 2008. On March 9, 2009, the two CSA’s dated June 30, 2008, as amended, were terminated in accordance with their terms.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 29

Notes to financial statements (unaudited) continued

4. Derivative instruments and hedging activities

Financial Accounting Standards Board (“FASB”) of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

During the reporting period neither the Money Market Fund nor the Government Money Market Fund invested in Swaps, Options or Futures, and neither fund has any current intention to do so in the future.

5. Class specific expenses, waivers and/or reimbursements

The Funds have adopted a Rule 12b-1distribution plan and under that plan, the Money Market Fund pays a distribution fee with respect to its Class A, Class B and Class C shares calculated at the annual rate of 0.10%, 0.50% and 0.50% of the average daily net assets of each class, respectively. The Government Money Market Fund pays a distribution fee with respect to its Class A shares calculated at the annual rate of 0.10% of the average daily net assets. Distribution fees are accrued daily and paid monthly.

For the six months ended June 30, 2009, class specific expenses were as follows:

MONEY MARKET FUND

	DISTRIBUTION FEES	TRANSFER AGENT FEES	SHAREHOLDER REPORTS EXPENSES

Class A	$10,217,385	$1,927,824	$277,911
Class B	136,777	34,251	17,756
Class C	429,161	153,255	3,816
Class I	—	216	17

Total	$10,783,323	$2,115,546	$299,500

For the six months ended June 30, 2009, class specific waivers and/or reimbursements were as follows:

MONEY MARKET FUND

WAIVERS/ REIMBURSEMENTS

Class A	$1,217,504
Class B	18,324
Class C	88,127
Class I	—

Total	$1,323,955

30 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

6. Distributions to shareholders by class

MONEY MARKET FUND

	SIX MONTHS ENDED JUNE 30, 2009		YEAR ENDED DECEMBER 31, 2008

Net investment income:
Class A	$68,207,623		$766,677,214
Class B	42,942		858,658
Class C	162,010		3,133,236
Class I	607,207		4,009,132
Exchange A	—	[1]	10,393,547	[2]

Total	$69,019,782		$785,071,787

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	For the period August 1, 2008 (inception date) to December 31, 2008.

GOVERNMENT MONEY MARKET FUND

	SIX MONTHS ENDED JUNE 30, 2009		YEAR ENDED DECEMBER 31, 2008

Net investment income:
Class A	$21,067,597		$153,986,510
Exchange A	—	[1]	2,860,030	[2]

Total	$21,067,597		$156,846,540

Net realized gains:
Class A	—		$20,696
Exchange A	—	[1]	1,051	[2]

Total	—		$21,747

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	For the period August 1, 2008 (inception date) to December 31, 2008.

7. Shares of beneficial interest

At June 30, 2009, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. The Trust has the ability to issue multiple classes of shares.

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 31

Notes to financial statements (unaudited) continued

Transactions in shares of each class were as follows:

MONEY MARKET FUND

	SIX MONTHS ENDED JUNE 30, 2009	YEAR ENDED DECEMBER 31, 2008

Class A
Shares sold	29,889,573,087	114,106,563,834
Shares issued on reinvestment	62,272,708	734,888,863
Shares repurchased	(31,239,316,697)	(124,118,627,667)

Net (decrease)	(1,287,470,902)	(9,277,174,970)

Class B
Shares sold	20,684,499	61,644,043
Shares issued on reinvestment	42,964	818,813
Shares repurchased	(21,312,405)	(40,981,457)

Net increase (decrease)	(584,942)	21,481,399

Class C
Shares sold	60,525,726	136,803,162
Shares issued on reinvestment	161,161	3,080,283
Shares repurchased	(62,455,374)	(125,507,352)

Net increase (decrease)	(1,768,487)	14,376,093

Class I
Shares sold	51,825,687	78,718,506
Shares issued on reinvestment	607,906	4,007,831
Shares repurchased	(25,338,492)	(62,256,684)

Net increase	27,095,101	20,469,653

Exchange A
Shares sold	367,391,142 [1]	2,122,874,923 [2]
Shares issued on reinvestment	2,803,752 [1]	10,335,079 [2]
Shares repurchased	(1,554,845,005)[1]	(948,559,891)[2]

Net increase (decrease)	(1,184,650,111)	1,184,650,111

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	For the period August 1, 2008 (inception date) to December 31, 2008.

32 |  Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

GOVERNMENT MONEY MARKET FUND

	SIX MONTHS ENDED JUNE 30, 2009	YEAR ENDED DECEMBER 31, 2008

Class A
Shares sold	13,468,887,541	31,713,863,909
Shares issued on reinvestment	19,335,073	144,662,810
Shares repurchased	(13,740,479,602)	(28,937,956,126)

Net increase (decrease)	(252,256,988)	2,920,570,593

Exchange A
Shares sold	212,377,730 [1]	701,053,401 [2]
Shares issued on reinvestment	494,000 [1]	1,959,706 [2]
Shares repurchased	(622,889,948)[1]	(292,994,889)[2]

Net increase (decrease)	(410,018,218)	410,018,218

[1]	On June 2, 2009, Exchange A shares were converted to Class A shares.

[2]	For the period August 1, 2008 (inception date) to December 31, 2008.

Because the Funds have maintained a $1.00 net asset value per share from inception, the number of shares issued in reinvestment of dividends declared, and shares repurchased, is equal to the dollar amounts shown in the Statements of Changes in Net Assets for the corresponding share transactions.

8. Capital loss carryforward

As of December 31, 2008, the Money Market Fund had a net capital loss carryforward of approximately $13,358,793 all of which expires in 2016. This amount will be available to offset any future taxable capital gains.

9. Regulatory matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”), a wholly-owned subsidiary of Legg Mason and the then investment adviser or manager to the Funds, and Citigroup Global Markets Inc. (“CGM”), a former distributor of the Funds, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Funds (the “Affected Funds”).

The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent: that First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that,

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 33

Notes to financial statements (unaudited) continued

at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, the manager does not believe that this matter will have a material adverse effect on the Affected Funds.

34 | Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

10. Legal matters

Beginning in May 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM, a former distributor of the Funds and other affiliated funds (collectively, the “Funds”) and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM and SBFM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the funds or any of their Board Members. Under Section 36(b), the Second

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 35

Notes to financial statements (unaudited) continued

Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

On December 3, 2007, the court granted the Defendants’ motion to dismiss, with prejudice. On January 2, 2008, the plaintiffs filed a notice of appeal to the Second Circuit Court of Appeals. The appeal was fully briefed and oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

* * *

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 9. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses. The five actions were subsequently consolidated, and a consolidated complaint was filed.

On September 26, 2007, the United States District Court for the Southern District of New York issued an order dismissing the consolidated complaint and judgment was later entered. An appeal was filed with the U.S. Court of Appeals for the Second Circuit. After full briefing, oral argument before the U.S. Court of Appeals for the Second Circuit took place on March 4, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

11. Other matters

On or about May 30, 2006, John Halebian, a purported shareholder of Western Asset / CitiSM New York Tax Free Reserves (formerly known as CitiSM New York Tax Free Reserves), a series of Legg Mason Partners Money Market Trust, formerly a series of CitiFunds Trust III (the “Subject Trust”), filed a complaint in the United States District Court for the Southern District of New York against the independent trustees of the Subject Trust (Elliott J. Berv, Donald M. Carlton, A. Benton Cocanougher, Mark T. Finn, Stephen Randolph Gross, Diana R. Harrington, Susan B. Kerley, Alan G. Merten and R. Richardson Pettit).

The Subject Trust is also named in the complaint as a nominal defendant. The complaint alleges both derivative claims on behalf of the Subject Trust and class claims on behalf of a putative class of shareholders of the Subject Trust in connection with the 2005 sale of Citigroup’s asset management business to Legg Mason and the related approval of new investment advisory agreements by the

36 |  Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

trustees and shareholders. In the derivative claim, the plaintiff alleges, among other things, that the independent trustees breached their fiduciary duty to the Subject Trust and its shareholders by failing to negotiate lower fees or seek competing bids from other qualified investment advisers in connection with Citigroup’s sale to Legg Mason. In the claims brought on behalf of the putative class of shareholders, the plaintiff alleges that the independent trustees violated the proxy solicitation requirements of the 1940 Act, and breached their fiduciary duty to shareholders, by virtue of the voting procedures, including “echo voting,” used to obtain approval of the new investment advisory agreements and statements made in a proxy statement regarding those voting procedures. The plaintiff alleges that the proxy statement was misleading because it failed to disclose that the voting procedures violated the 1940 Act. The relief sought includes an award of damages, rescission of the advisory agreement, and an award of costs and attorney fees.

In advance of filing the complaint, Mr. Halebian’s lawyers made written demand for relief on the Board of the Subject Trust, and the Board’s independent trustees formed a demand review committee to investigate the matters raised in the demand, and subsequently in the complaint, and recommend a course of action to the Board. The committee, after a thorough review, determined that the independent trustees did not breach their fiduciary duties as alleged by Mr. Halebian, and that the action demanded by Mr. Halebian would not be in the best interests of the Subject Trust. The Board of the Subject Trust (the trustee who is an “interested person” of the Subject Trust, within the meaning of the 1940 Act, having recused himself from the matter), after receiving and considering the committee’s report and based upon the findings of the committee, subsequently also determined and, adopting the recommendation of the committee, directed counsel to move to dismiss Mr. Halebian’s complaint. A motion to dismiss was filed on October 23, 2006. Opposition papers were filed on or about December 7, 2006. The complaint was dismissed on July 31, 2007. Mr. Halebian filed an appeal in the U.S. Court of Appeals for the Second Circuit. The appeal was fully briefed and oral arguments before the U.S. Court of Appeals for the Second Circuit took place on February 5, 2009. The parties currently are awaiting a decision from the U.S. Court of Appeals for the Second Circuit.

12. Treasury guarantee

The Funds have elected to participate in the U.S. Treasury Department’s Temporary Guarantee Program for money market funds (the “Guarantee Program”). Under the Guarantee Program, the U.S. Treasury guarantees the $1.00 per share value of fund shares outstanding as of September 19, 2008, subject to certain terms and limitations.

Only shareholders who held shares as of September 19, 2008 are eligible to participate in the guarantee. Those shareholders may purchase and redeem shares in their account during the period covered by the Guarantee Program. However, the number of shares covered by the guarantee cannot exceed the number of shares held by the shareholder at the close of business on September 19, 2008. Thus, to the extent the overall value of a shareholder’s

Legg Mason Partners Money Market Trust 2009 Semi-Annual Report | 37

Notes to financial statements (unaudited) continued

account increases after September 19, 2008, the amount of the increase will not be covered by the guarantee.

The guarantee will be triggered if the market-based net asset value of either Fund is less than $0.995, unless promptly cured (a “Guarantee Event”). If a Guarantee Event were to occur, the Funds would be required to liquidate. Upon liquidation and subject to the availability of funds under the Guarantee Program, eligible shareholders would be entitled to receive payments equal to $1.00 per “covered share.” The number of “covered shares” held by a shareholder would be equal to the lesser of (1) the number of shares owned by that shareholder on September 19, 2008 or (2) the number of shares owned by that shareholder on the date upon which the Guarantee Event occurs. The coverage provided for all money market funds participating in the Guarantee Program (and, in turn, any amount available to the Funds and their eligible shareholders) is subject to an overall limit, currently approximately $50 billion.

The initial term of the Guarantee Program terminated on December 18, 2008, but was extended by the Treasury Department until April 30, 2009. The Treasury Department has further extended the Guarantee Program through September 18, 2009. The Funds have elected to participate in this extension.

In order to participate in the Guarantee Program during the initial term, the Funds have paid a participation fee of 0.01% of the Funds’ net asset value as of September 19, 2008. The fee for participation in each extension was 0.015%. These fees are not covered by any expense cap currently in effect.

13. Subsequent event

At the August 2009 meeting, the Board of Trustees approved changing the Funds’ fiscal year end from December 31st to August 31st. This change will result in a “stub period” annual report being produced for the eight-month period ending August 31, 2009.

38 |  Legg Mason Partners Money Market Trust 2009 Semi-Annual Report

Western Asset Money Market Fund

Western Asset Government Money Market Fund

Trustees	Distributor

Elliott J. Berv
A. Benton Cocanougher
Jane F. Dasher
Mark T. Finn
R. Jay Gerken, CFA
     Chairman
Rainer Greeven
Stephen R. Gross
Richard E. Hanson, Jr.
Diana R. Harrington
Susan M. Heilbron
Susan B. Kerley
Alan G. Merten
R. Richardson Pettit

Investment manager

Legg Mason Partners Fund
Advisor, LLC

Subadviser

Western Asset Management
Company

Legg Mason Investor Services, LLC

Custodian

State Street Bank and Trust
Company

Transfer agents

PNC Global Investment Servicing*
4400 Computer Drive
Westborough, Massachusetts 01581

Boston Financial Data Services, Inc.
2 Heritage Drive
Quincy, Massachusetts 02171

Independent registered
public accounting firm

KPMG LLP
345 Park Avenue
New York, NY 10154

* Effective April 4, 2009, PNC Global Investment Servicing is no longer transfer agent for Western Asset Government Money Market Fund.

Western Asset Money Market Fund Western Asset Government Money Market Fund

The Funds are a separate investment series of Legg Mason Partners Money Market Trust, a Maryland business trust.

LEGG MASON PARTNERS MONEY MARKET TRUST Legg Mason Funds 55 Water Street New York, New York 10041

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ending June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling Funds Investor Services at 1-800-822-5544 or Institutional Shareholder Services at 1-888-425-6432, (2) on the Funds’ website at www.leggmason.com/individualinvestors and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the above noted Funds of Legg Mason Partners Money Market Trust. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.

Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/individualinvestors © 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC

BUILT TO WINSM

At Legg Mason, we’ve assembled a collection of experienced investment management firms and empowered each of them with the tools, the resources and, most importantly, the independence to pursue the strategies they know best.

•	Each was purposefully chosen for their commitment to investment excellence.

•	Each is focused on specific investment styles and asset classes.

•	Each exhibits thought leadership in their chosen area of focus.

Together, we’ve built a powerful portfolio of solutions for financial advisors and their clients. And it has made us a world leader in money management.*

*	Ranked eleventh-largest money manager in the world, according to Pensions & Investments, May 18, 2009, based on 12/31/08 worldwide assets under management.

www.leggmason.com/individualinvestors

© 2009 Legg Mason Investor Services, LLC Member FINRA, SIPC
WASX010073 8/09 SR09-888

NOT PART OF THE SEMI-ANNUAL REPORT

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Not applicable.
Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Money Market Trust

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	September 2, 2009

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Money Market Trust

Date:	September 2, 2009

By:	/s/ Frances M. Guggino
(Frances M. Guggino)
Chief Financial Officer of
Legg Mason Partners Money Market Trust

Date:	September 2, 2009